                          AS FILED WITH THE SECURITIES
                             AND EXCHANGE COMMISSION
                                   ON 06/26/01

                               FILE NOS: 811-9443
                                    333-82745

                       SECURITIES AND EXCHANGE COMMISSION
                       ----------------------------------
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
Pre-Effective Amendment No.                                      [ ]
Post-Effective Amendment No.                                     [1]
and
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940                               [X]
Amendment No.                                                    [4]

                        (Check appropriate box or boxes.)

                               GEMINI FUNDS, INC.
                         -------------------------------
               (Exact name of Registrant as Specified in Charter)

                            95 River Street, Suite 5A
                                Hoboken, NJ 07030
                            ------------------------
                     (Address of Principal Executive Office)

               Registrant's Telephone Number, including Area Code:
                                  201-418-8988
                                  ------------
                              Mr. Marcel Engenheiro
                            95 River Street, Suite 5A
                                Hoboken, NJ 07030
                     ---------------------------------------
                     (Name and Address of Agent for Service)

                     Please send copy of communications to:
                             LAWRENCE COHEN, ESQUIRE
                                Stark & Stark, PC
                                  P.O. Box 5315
                            Princeton, NJ 08543-5315
                                  ------------

IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE:
ON MAY 31, 2001, PURSUANT TO PARAGRAPH (b) OF RULE 485.

Registrant declares hereby that an indefinite number or amount of its securities has been registered by this Registration Statement.


TOTAL NUMBER OF PAGES               9
EXHIBIT INDEX BEGINS
ON PAGE                             7

                     Contents of Pre-Effective Amendment # 3

1.   Cover Page

2. Part A- Incorporated herein by reference to Pre-Effective Amendment # 2 to Registration Statement, previously filed on or about September 27, 2000.

3. Part B- Incorporated herein by reference to Pre-Effective Amendment # 2 to Registration Statement, previously filed on or about September 27, 2000, except for the section containing audited financial statements of the Registrant, which are included herein.

4.   Part C

5.   Signature Page

                                  JUNE 1, 2001

                                     [LOGO]

                                   PROSPECTUS





                                       THE

                                  GEMINI GLOBAL


                                   NEW ECONOMY

                                    FUND(TM)



                        A PORTFOLIO OF GEMINI FUNDS, INC.
                         8869 BRECKSVILLE ROAD, SUITE C
                              BRECKSVILLE, OH 44141
                                 1-877-593-8637

The United States Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a crime.

                                TABLE OF CONTENTS



                                                                         Page No


BASIC INFORMATION ABOUT THE FUND.............................................2

PAST PERFORMANCE INFORMATION.................................................4

FEES AND EXPENSES............................................................5

MANAGEMENT OF THE FUND.......................................................6

PERFORMANCE-BASED FEES.......................................................7

HOW TO BUY SHARES............................................................7

HOW TO SELL (REDEEM) YOUR SHARES.............................................11

INVESTMENT RISKS ASSOCIATED WITH THE FUND....................................13

DIVIDENDS AND DISTRIBUTIONS..................................................16

FEDERAL TAXES................................................................16

GENERAL INFORMATION..........................................................16

FOR MORE INFORMATION.........................................................17

================================================================================

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a crime.

                        BASIC INFORMATION ABOUT THE FUND

            INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES


                  The Gemini Global New Economy Fund(TM) (the "Fund") is actively managed by Gemini Management & Research, LLC ("GEMINI") the Fund's investment adviser. The Fund's investment objective is to achieve capital appreciation, and GEMINI seeks to achieve the Fund's investment objective by:

o investing primarily in the equity securities of U.S. and foreign companies (both directly and in the form of American Depository Receipts ("ADRs") without regard to market capitalization. ADRs are securities issued by U.S. banks that represent shares of foreign corporations held by those banks. Although traded on U.S. securities exchanges and valued in U.S. dollars, ADRs carry most of the risks of investing directly in foreign securities;

o investing in companies believed by GEMINI to have the growth potential to become leading producers or beneficiaries of technological innovation;

o employing a multi-sector "theme" investment approach that seeks out related emerging market sectors that GEMINI believes will outperform other market sectors on a relative scale. As an example, among the related market sector themes GEMINI believes currently show great potential are the technology, media and telecommunications sectors;

o investing a larger portion of the Fund's assets in those market themes that GEMINI deems most attractive; and

o investing in new technologies as they are discovered or introduced in the alternative energy, medical or biotechnology fields. The Fund may also invest in the stocks of companies that should benefit from the commercialization of technological advances, although these companies may not be directly involved in research and development.

                  The Fund employs an aggressive investment strategy. Although the Fund looks for companies with the potential for strong earnings growth rates, some of the Fund's investments may be in companies that are currently experiencing losses. The Fund also seeks profit and hedging opportunities by short-selling securities. In a short sale, the Fund sells a security it does not own in expectation that the price of that security will decline by the time the Fund closes out the short position by purchasing the security at the then-prevailing market price.

                  The Fund may also invest in options, futures and other investments whose values are based upon the values of equity securities, securities indices and foreign currencies, both to hedge certain risks in the portfolio and to enhance Fund performance. The Fund may also engage in borrowing to fund the purchase of securities, a practice known as "leveraging."

                  The Fund also seeks to participate in the initial public offering ("IPO") market. To the extent that the Fund is able to participate in IPO investments, a significant portion of the Fund's returns may be attributable to IPO investments in any one fiscal year. Further, the impact on the Fund's performance of IPO investments will be magnified if the Fund has a small asset base. There is no guarantee that the IPO market will have a robust performance, and, as the Fund's assets grow, there is no guarantee that the impact of IPO investing will produce positive performance.

                  In addition, the Fund may also, from time-to-time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If the Fund takes such a temporary defensive position, it will not be investing according to its objective and it may not achieve its investment objective.

                   HOW GEMINI CHOOSES INVESTMENTS FOR THE FUND

                  The Fund's Adviser employs a combination of "theme specific" and "company specific" approaches to securities selection and invests in companies that it believes will be able to achieve and sustain a competitive advantage and leadership position within designated sectors.

                  GEMINI conducts extensive fundamental research to identify companies that exhibit some or all of the following traits:

o LEADERSHIP: They are leaders, or emerging leaders, in their markets, securing their positions through technology, marketing, distribution or some other innovative means.

o ABOVE AVERAGE GROWTH: The markets and industries they represent are growing significantly faster than the economy as a whole.

o FINANCIAL STRENGTH: Their returns - in the form of sales unit growth, rising operating margins, internal funding and other factors - demonstrate exceptional growth and leadership.

o INNOVATION: They are developing innovative technologies, products and services.

o INTERNET BENEFICIARIES. Their products and services will directly benefit from increased exposure to and use of the internet.

o STRATEGIC REPOSITIONING. They are established companies that are repositioning their business so as to generate and derive greater revenue streams from various technology-related applications, products and services.

                           PRINCIPAL INVESTMENT RISKS

                  The Fund is subject to a number of risks that could affect its performance. The principal risks to which the Fund are exposed are summarized below. A more detailed and complete discussion of the Fund's risks are described and discussed later in the Prospectus under the heading "INVESTMENT RISKS ASSOCIATED WITH THE FUND."

                  General Risks - As with all mutual funds, you may lose money by investing in the Fund. The Fund is not a guaranteed investment, nor is it a complete investment plan. The value of the Fund's investments will vary from day-to-day, reflecting changes in market conditions, interest rates and other company, political, and economic news, so when you sell your Fund shares, they may be worth less than what you paid for them.

                  Stock Market Risks - The Fund invests primarily in common stock, so it is subject to the risks associated with common stocks, including price volatility and the creditworthiness of the issuing company.

                  Small- to Medium- Cap Stocks Risks - The Fund invests in smaller companies. Smaller, newer companies generally have more volatile share prices than larger, more established companies.

                  Issuer-Specific Changes - The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the market as a whole.

                  Foreign Securities Risk - Investments in foreign securities involve greater risks compared to domestic investments.

                  Industry Risk - Industry risk is the possibility that stocks within the same industry will decline in price due to industry-specific market or economic developments.

                  Non-Diversification Risks - The Fund is non-diversified under the Investment Company Act of 1940. That means the Fund can concentrate its investments in a smaller number of companies than a diversified fund.

                  Leveraging Risks - When the Fund borrows money to buy securities, it is engaging in a practice known as "leveraging." If the prices of those securities decrease, or if the cost of borrowing exceeds any increases in the prices of those securities, the net asset value of the Fund's shares will decrease faster than if the Fund has not used leverage. To repay borrowings, the Fund may have to sell securities at a time and at a price that is unfavorable to the Fund. Interest on borrowings is an expense the Fund would not otherwise incur.

                  Short Sales Risks - When the Fund sells a security short, it borrows the security in order to enter into the short sale transaction. If the price of the security goes up, the Fund will experience a loss. Further, the Fund may also be required to pay a premium to borrow the security, which reduces the Fund's overall return on the transaction.

                  Options and Futures Risk - An option is the right to buy or sell a security or other instrument, index or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index or commodity at a specific price on a specific date. The use of options and futures may increase the performance of the Fund, but may also increase market risk.

                            SUITABILITY FOR INVESTORS

                  No single fund should represent your complete investment program, nor should you attempt to use the Fund for short-term trading purposes. Only you can determine if an investment in the Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Fund is most suitable for investors who:

o have obtained the advice of an investment professional or who themselves are experienced investors;

o are willing to accept the additional risks entailed in the investment policies of the Fund;

o understand that shares of the Fund can, and likely will, have daily price fluctuations; and

o have a long term investment horizon or are investing tax-deferred retirement accounts, such as traditional and Roth Individual Retirement Accounts ("IRAs"), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.

You probably do not want to invest in the Fund if you are:

o        unaccustomed to potentially volatile investments;

o        primarily seeking current dividend income;

o unwilling to accept the additional risks entailed in the investment policies of the Fund and potentially significant changes in the price of Fund shares as a result of those policies; and

o        speculating on short-term fluctuations in the stock markets.

                          PAST PERFORMANCE INFORMATION

                  Because this is a new Fund being offered for the first time by this prospectus, a bar chart and performance table reflecting the Fund's comparative performance is not yet available.

FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES YOU MAY PAY IF YOU BUY AND HOLD
SHARES OF THE FUND. PLEASE NOTE THAT THE FOLLOWING INFORMATION DOES NOT INCLUDE
FEES THAT INSTITUTIONS MAY CHARGE FOR SERVICES THEY PROVIDE TO YOU.
-------------------------------------------------------------------------------- ----------------------
                                                                                    Class II Shares
-------------------------------------------------------------------------------- ----------------------
Maximum Sales Charge                                                                     1.00%
(Load Imposed on Purchase (as a percentage of offering price)
-------------------------------------------------------------------------------- ----------------------
Maximum Deferred Sales Charges*                                                          1.00%
(as a percentage of offering price)
-------------------------------------------------------------------------------- ----------------------
Redemption Fees                                                                          None
-------------------------------------------------------------------------------- ----------------------
Exchange Fees                                                                            None
-------------------------------------------------------------------------------- ----------------------
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------- ----------------------
Management Fees (1)                                                                      1.75%
-------------------------------------------------------------------------------- ----------------------
Service & Distribution ("12b-1") Fees (2)                                                1.00%
-------------------------------------------------------------------------------- ----------------------
Other Expenses (3)                                                                       0.22%
-------------------------------------------------------------------------------- ----------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     2.97%
-------------------------------------------------------------------------------- ----------------------

       * A contingent deferred sales charge ("CDSC") is a one time fee charged at the time of redemption. You will be charged a CDSC of 1% of the amount you initially invested if you redeem your shares within eighteen months. Each CDSC is based on the original purchase cost. There is no CDSC on shares that you purchase through the reinvestment of dividends. To keep the CDSC as low as possible, each time that you place an order to sell shares the Fund will first sell any shares in your account that are not subject to a CDSC. If there are an insufficient amount of such shares available, the Fund will sell shares that have the lowed CDSC. For purposes of CDSC, the Fund counts all purchases that you make during a calendar month as having been made on the FIRST day of that month.

(1) The Fund's annual base management fee is 1.75% of the Fund's daily average net assets. On a monthly basis, the base fee either will remain unadjusted or will be adjusted up or down depending upon the investment performance of the shares of the Fund compared to the investment performance of the Morgan Stanley Capital International -World Index ("MSCI"). The maximum or minimum adjustment over any 12-month period will be 1.40%. As a result, the Fund could pay an annualized management fee that ranges from 0.35% to 3.15% of the Fund's average daily net assets. During the first 18 months of the Fund's operations, the management fee will be charged at the base fee of 1.75%, with no performance adjustment made. Please see the section entitled "Fund Management -- Performance-Based Fee."

(2) The SEC Rule 12b-1 fee represents the maximum fees chargeable to the Fund's assets on an annual basis, and includes a servicing fee of 0.25%. You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by the National Association of Securities Dealers due to the recurring nature of such distribution or 12b-1 fees.

(3) "Other Expenses" include fees paid to the entities that provide services such as transfer agency, accounting, legal and administrative services, and are estimated for the Fund's first year of investment operations.

EXAMPLE: This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds.

The Example below assumes that you invest $10,000 in Class II shares of the Fund for the time periods indicated, reinvest any dividends and distributions, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Total Annual Operating Expenses described above remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

         Time Period                            1 year              3 years
         -----------                            ------              -------
         If shares are redeemed                  $514                $1107
         If shares are not redeemed              $414                $1107


                             MANAGEMENT OF THE FUND

INVESTMENT ADVISER

                  Gemini Management & Research, LLC ("GEMINI"), 95 River Street, Hoboken, NJ 07030, manages the investment of the assets of the Fund in accordance with the Fund's investment objective, policies and restrictions under a written agreement with the Gemini Funds, Inc. (the "Company"). GEMINI was formed on July 9, 1999 and is registered as an investment adviser with the Securities and Exchange Commission. GEMINI was created to serve as investment adviser to the Fund and presently the Fund is GEMINI's sole client, although GEMINI may provide investment advisory services to others in the future. GEMINI's principal business is the provision of investment advisory services.

                  Mr. Marcel L. Engenheiro is the managing member and Chief Executive Officer of GEMINI. Mr. Engenheiro also serves as President and Director of the Company, of which the Fund is a series.

                  Mr. Mark M. Boehme and Mr. Paulo daSilva are Managing Directors of GEMINI and serve as portfolio and risk managers for the Fund, respectively. Together they are responsible for the day-to-day investment management of the Fund's assets, choose the investments for the Fund, and decide when to buy and sell the Fund's securities. Mr. Boehme is also member of GEMINI and is a Director of the Company. Mr. daSilva is a member of GEMINI.

THE PORTFOLIO MANAGER

                  Prior to joining GEMINI, Mr. Mark M. Boehme was a Vice President and Senior Technology Analyst with Commerzbank AG from 1992 to July 2000, based in New York City. At Commerzbank he served as head of the global technology research team for the Global Asset Management Group. As part of the Global Asset Management Group, he previously served as Portfolio Manager of CCMC America Equity II, a mutual fund registered in Ireland. Mr. Boehme has amassed over fifteen years of investment and financial services experience, having served in a variety of capacities for Bankers Trust Company, Merrill Lynch Capital Markets and Dun & Bradstreet Corp. Mr. Boehme holds a BA from Clark University and graduated from Fordham University's Graduate School of Business with an MBA in Finance.

THE RISK MANAGER

                  Prior to joining GEMINI, Mr. Paulo daSilva served as Vice President and Senior Derivatives Trader for Bank of America, NT & SA, Chicago, IL ("B of A") from September 1998 through March 2000. At B of A he was responsible for the development and trading of high-end derivative strategies for institutional and corporate clients. From December 1995 through September 1998, Mr. daSilva was a professional securities trader for NationsBank, NA, working on trading desks in London and Singapore. Mr. daSilva holds a Bachelor of Commerce in Finance from the University of Toronto.

                             PERFORMANCE-BASED FEES

                  For its services to the Fund, GEMINI is paid a management fee from the Fund that is comprised of two components. The first component is an annual base fee (the "Base Fee") equal to 1.75% of the Fund's average daily net assets. The second component is a performance adjustment that either increases or decreases the base fee, depending on how the Fund has performed relative to the Morgan Stanley Capital International-World Index (the "Index"). The Index is a widely recognized benchmark for the performance of the major developed country stock markets. The maximum performance adjustment upward or downward is 1.40% annually, calculated and paid on a quarterly basis. Thereafter, the Base Fee will be adjusted as described below. Depending on the performance of the Fund, during any fiscal year after the Fund's initial year, GEMINI may receive a maximum annual management fee of 3.15% or as little as 0.35% annually in management fees. The table below sets out the annual management fees payable to GEMINI, based on the Fund's annual performance relative to the Index.,


     ANNUALIZED PERFORMANCE OF THE FUND RELATIVE TO
                        THE INDEX                        ANNUALIZED ADVISORY FEE

                           -9%                                     0.35%
                           -8%                                     0.55%
                           -7%                                     0.75%
                           -6%                                     0.95%
                           -5%                                     1.15%
                           -4%                                     1.35%
                           -3%                                     1.55%
                           -2%                                     1.75%
                           -1%                                     1.75%
                          Equal                                    1.75%
                           1%                                      1.75%
                           2%                                      1.75%
                           3%                                      1.95%
                           4%                                      2.15%
                           5%                                      2.35%
                           6%                                      2.55%
                           7%                                      2.75%
                           8%                                      2.95%
                           9%                                      3.15%

                  For the first eighteen months of the Fund's operations, the management fee will be charged at the Base Fee of 1.75%, with no performance adjustment.

                                HOW TO BUY SHARES

DETERMINATION OF SHARE PRICE

                  Shares of the Fund are offered at the public offering price. The public offering price for the Fund is based upon the Fund's net asset value per share. Net asset value (or NAV) per share is calculated by adding the value of Fund investments, cash and other assets, subtracting Fund liabilities, and then dividing the result by the number of shares outstanding. The assets of the Fund are valued at market value or, if market quotes cannot be readily obtained, fair value is used as determined by the Board of Directors. The net asset value of the Fund's shares is computed on all days on which the New York Stock Exchange, Inc. (the "NYSE") is open for business, at the close of regular trading hours on the NYSE (currently 4:00 p.m. East Coast time). The Fund's shares will not be priced on any U.S. National Holiday recognized by the NYSE. You should be aware that the Fund may invest in foreign securities. Foreign securities sometimes trade on exchanges that are open on days when the NYSE is closed. Accordingly, when the Fund is investing in such securities, the NAV on your shares could change on days when you cannot purchase or redeem shares.

                  Payments for Fund shares must be in U.S. dollars and, in order to avoid fees and delays, should be drawn on a U.S. bank. Fund management reserves the right to reject any order to purchase Fund shares if, in management's opinion, such an order would cause a material detriment to existing shareholders.

MINIMUM INVESTMENT AMOUNTS

                  Your purchase of Fund shares is subject to the following minimum investment amounts:

          Account Type                 To Open Account    Additional Investments

          Regular Account                   $5,000                $500
          IRAs                              $2,000                $500
          401K & 403B Plans                 $5,000                $500
          Automatic Investment Plans        $5,000                $500


                                 CLASS II SHARES

                  Class II Shares are sold at NAV and impose a front-end sales charge of 1.00%. this sales charge may be waived at the discretion of the Fund's management, taking into account the request of the Fund's principal underwriter or other distributor or the arrangement between the Fund any mass-market distribution program. The Class II Shares impose 12b-1 fees of 0.25% average daily net assets and a 0.75% annual average daily net assets distribution fee. Additionally, a 1.00% CDSC is also charged if you redeem your shares within eighteen (18) months.

OPENING AND ADDING TO YOUR ACCOUNT

                  You can invest directly in the Fund in a number of ways. Simply choose the one that is most convenient for you. Any questions you may have can be answered by calling 1-877-593-8637. You may also purchase Fund shares through broker-dealers or other financial organizations.

PURCHASE BY MAIL

To purchase shares of the Fund by mail:

o Complete and sign the Account Application or an IRA transfer/application.

o Enclose your check or other negotiable bank draft made payable to The Gemini Global New Economy Fund.

o        Mail you application and check to:

                         GEMINI GLOBAL NEW ECONOMY FUND
                         c/o Mutual Shareholder Services
                         8869 Brecksville Road, Suite C
                              Brecksville, OH 44141

                  When purchasing by mail, your purchase order, if accompanied by payment, will be processed upon receipt by Mutual Shareholder Services, the Fund's Transfer Agent. If the Transfer Agent receives your order and payment by the close of regular trading on the NYSE (currently 4:00 p.m. East Coast time), your shares will be purchased at the Fund's public offering price calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the public offering price determined as of the close of regular NYSE trading on the next business day.

                   To make additional purchases by mail, send a check or other negotiable bank draft payable to the Gemini Global New Economy Fund to the Transfer Agent at the address below. Be sure to put your account number on your check.

                  If you need an Account Application or any other information relating to your account with the Fund, you may contact the Transfer Agent at:

                                 1-877-593-8637
                           Mutual Shareholder Services
                         8869 Brecksville Road, Suite C
                              Brecksville, OH 44141
                     Or at our Web site: www.geminifunds.com

BY WIRE TRANSFER

To purchase shares of the Fund by wire transfer:

o Call the Transfer agent at 1-877-593-8637. A representative will mail or fax an Account Application to you and assign you an account number.

o Contact your bank or financial institution and instruct them to wire immediately available funds to:

                     First Star Bank, N.A., Cincinnati, Ohio
                                 ABA # 042000314
                                  For Credit to
                               Gemini Funds, Inc.
                                  ACCT # 192828
                                 For Account of
                                   [YOUR NAME]
                   ACCT # [Your account number with the Fund]

SUBSEQUENT PURCHASES

                  To make additional purchases of Fund shares by wire, instruct your bank to wire immediately available funds to the Transfer Agent using the same wiring instructions as above, but also indicate on the wire that you are purchasing additional shares and indicate which share class to purchase.

                   If you purchase Fund shares by wire, you must complete and file an Account Application with the Transfer Agent before any of the shares purchased can be redeemed. You should contact your bank or other financial institution for information on sending funds by wire, including any charges that your bank may make for these services.

THROUGH A REGISTERED INVESTMENT PROFESSIONAL

                  You may buy shares of the Fund through brokers, dealers and other financial professionals that have entered into agreements with the Fund's principal underwriter to sell Fund shares. Simply call your investment professional to see if he or she can buy shares for you.

                   If you are a client of a securities broker-dealer or other financial organization, you should note that such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the Fund. Please refer to the program materials of the securities broker-dealer or other financial organization for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers-dealers and other financial organizations have the responsibility of transmitting purchase orders and funds and of crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

TELEPHONE PURCHASES

                  In order to be able to purchase shares by telephone, your account authorizing such purchases must have been established prior to your call. Your initial purchase of shares may not be made by telephone. Shares purchased by telephone will be purchased at the per share public offering price determined at the close of business on the day that the transfer agent receives payment through the Automatic Clearing House System ("ACH"). Call the Transfer Agent for details.

                  You may make purchases by telephone only if you have an account at a bank that is a member of the ACH. Most transfers are completed within three business days of your call. To preserve flexibility, the Company may revise or eliminate the ability to purchase Fund shares by phone, or may charge a fee for such service, although the Company does not currently expect to charge such a fee.

                  Mutual Shareholder Services, the Fund's transfer agent, employs certain procedures designed to confirm that instructions communicated by telephone are genuine. Such procedures may include, but are not limited to, requiring some form of personal identification prior to acting upon telephonic instructions, providing written confirmations of all such transactions, and/or tape recording all telephonic instructions. Assuming procedures such as the above have been followed, neither the Transfer Agent nor the Fund will be liable for any loss, cost, or expense for acting upon telephone instructions that are believed to be genuine. The Company shall have authority, as your agent, to redeem shares in your account to cover any such loss. As a result of this policy, you will bear the risk of any loss unless the Fund has failed to follow procedures such as the above. However, if the Fund fails to follow such procedures, it may be liable for such losses.

AUTOMATIC INVESTMENT PLAN

                  Once you have established an account with the Fund and made your initial purchase, you can make additional purchases through an Automatic Investment Plan. You can have money automatically transferred from your checking, savings or other banking account on a weekly, bi-weekly, monthly, or bi-monthly basis. To be eligible to participate in this plan, your financial institution must be a member participant in the ACH system. Contact your financial institution to see if they qualify. You can choose to participate in the plan by so indicating on your initial account application and submitting a void check, or you can join at any time by contacting the Transfer Agent. You can also terminate your participation at any time by contacting the Transfer Agent.

MISCELLANEOUS PURCHASE INFORMATION

                  Applications will not be accepted unless they are accompanied by payment in U.S. funds. The Custodian will charge a $20.00 fee against your account, in addition to any loss sustained by the Fund, for any payment check returned to the Custodian for insufficient funds. The Company reserves the right to refuse to accept applications under circumstances or in amounts considered disadvantageous to shareholders.

                  Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account. Congress has mandated that if any shareholder fails to provide and certify to the accuracy of the shareholder's social security number or other taxpayer identification number, the Company will be required to withhold a percentage, currently 31%, of all dividends, distributions and payments, including redemption proceeds, to such shareholder as a backup withholding procedure. For economy and convenience, share certificates will not be issued.

DISTRIBUTION FEES

                  The Fund has adopted a Plan of Distribution Pursuant to Rule 12b-1 under the Investment Company Act (the "12b-1 Plan") for its Class II shares. Under the 12b-1 Plan, shares of the Fund compensate the Adviser and others for distribution and service fees at an annual rate of 1.00% (0.75% of which is a distribution fee) payable on a monthly basis, of the Fund's average daily net assets. These fees are paid to GEMINI and others to compensate them for services provided and expenses incurred in the distribution of the shares, including the paying of ongoing shareholder servicing fees to persons who have sold shares. The 12b-1 Plan is designed to permit the distributor to compensate authorized dealers for selling such shares. Accordingly, the 12b-1 Plan's purpose is to provide for the financing of the distribution of shares. 12b-1 fees payable on Class II shares will be paid to GEMINI for the first eighteen months after the shares are purchased.

                  The 12b-1 Plan provides that the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares, including but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature and payments to dealers and shareholder servicing agents.

                  The 12b-1 Plan is reviewed annually by the Company's Board of Directors and may be renewed only by majority vote of the shareholders of the Fund's shares or by majority vote of the Board, and in both cases also a majority vote of the "disinterested" Directors of the Company, as that term is defined in the Investment Company Act.

                  You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by the National Association of Securities Dealers due to the recurring nature of distribution (12b-1) fees.

PRINCIPAL UNDERWRITER

                  Kenneth Jerome & Company, Inc., 147 Columbia Turnpike, Suite 107, Florham, NJ 07932 (the "Distributor"), serves as principal underwriter for the Fund's shares. The Distributor is a registered broker/dealer and is a member in good standing of the NASD. The purpose of acting as an underwriter is to facilitate the registration of the Funds' shares under state securities laws and to assist in the sale of shares. The Distributor facilitates the distribution of the Fund's shares, and is paid a flat fee of $3,000 per year, plus out-of-pocket expenses, by the Fund. The Fund, at its expense, may from time to time, provide additional compensation to broker-dealer (including in some instances, affiliates of the Distributor) in connection with the sale of the Class II Shares, including support for expenses relating to conferences, seminars, sales or training programs, advertising campaigns, and other special events sponsored by Distributor or other Broker-dealers. Such marketing efforts will conform to applicable law and/or the rules of any self-regulatory agency. Broker-dealers who receive bonuses or other incentives may be deemed to be underwriters under the 1933 Act.

SALES CHARGE REDUCTIONS AND WAIVERS

o Waivers for Certain Investors. Various individuals and institutions may purchase Class II shares without front-end sales charges, including:

o Financial planners, institutions, broker-dealer representatives or registered investment advisers utilizing Fund shares in fee-based investment products under an agreement with the Distributor.

o Participants in certain retirement plans that meet applicable conditions, as described in the Statement of Additional information

o Fund Directors and other individuals who are affiliated with the Company, the Fund and/or GEMINI

o Selling brokers and their employees and sales representatives and their families.

o We will generally waive the front-end sales charge for Class II shares purchased through certain financial intermediaries that maintain omnibus accounts and have executed an agreement with the Distributors to sell Class II shares with no front-end sales charge.

o        Reinstatement Privilege

o If you sell shares, you may invest some or all of the proceeds in the same share class of the Fund within one year without a sales charge. A shareholder may use the reinstatement privilege only one time after selling such shares. If you paid a CDSC when you sold your shares, we will credit your account with the dollar amount of the CDSC at the time of sale. This may impact the amount of gain or loss recognized on the previous sale, for tax purposes. All accounts involved must be registered in the same name(s).



                        HOW TO SELL (REDEEM) YOUR SHARES

You may sell (redeem) your shares at any time. You may request the sale of your shares either by mail, by telephone or by wire.

BY MAIL

Sale requests should be mailed via U.S. mail or overnight courier service to:

                           Mutual Shareholder Services
                         8869 Brecksville Road, Suite C
                              Brecksville, OH 44141

                  The selling price of the shares being redeemed will be your Fund's per share net asset value next calculated after receipt of all required documents in Good Order, less any contingent deferred sales charges. Payment of redemption proceeds will be made no later than the third business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction.

Good Order means that the request must include:

1.       Your account number.
2. The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed.
3. The signatures of all account owners exactly as they are registered on the account.
4.       Any required signature guarantees.
5. Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

SIGNATURE GUARANTEES

                  A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

         (i)      if you change the ownership on your account;
         (ii) when you want the redemption proceeds sent to a different address than is registered on the account;
         (iii) if the proceeds are to be made payable to someone other than the account's owner(s);
         (iv) any redemption transmitted by federal wire transfer to your bank; and
         (v) if a change of address request has been received by the Company or Declaration Service Company within 15 days previous to the request for redemption.

                  In addition, signature guarantees are required for all redemptions of $25,000 or more from any Fund shareholder account. A redemption will not be processed until the signature guarantee, if required, is received in Good Order.

                  Signature guarantees are designed to protect both you and the Fund from fraud. To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange or other broker-dealer, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Guarantees must be signed by an authorized person at one of these institutions and be accompanied by the words "Signature Guarantee."

BY TELEPHONE

                  You may redeem your shares in the Fund by calling the Transfer Agent at 1-877-593-8637 if you elected to use telephone redemption on your account application when you initially purchased shares. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank. You may not redeem by telephone if a change of address request has been received by the Company or the Transfer Agent within fifteen (15) days previous to the request for redemption. During periods of substantial economic or market changes, telephone redemptions may be difficult to implement. If you are unable to contact the Transfer Agent by telephone, shares may be redeemed by delivering the redemption request in person or by mail. You should understand that with the telephone redemption option, you may be giving up a measure of security that you might otherwise have had were you to redeem your shares in writing. In addition, interruptions in telephone service may mean that you will be unable to effect a redemption by telephone if desired.

                  Shares purchased by check for which a redemption request has been received may be delayed until the check or payment received for investment has cleared, which may take up to fifteen (15) days.

BY WIRE

                  You may request the redemption proceeds be wired to your designated bank if it is a member bank or a correspondent of a member bank of the Federal Reserve System. A $10 fee is charged for outgoing wires.

REDEMPTION AT THE OPTION OF THE FUND

                  If the value of the shares in your account falls to less than $3000, the Company may notify you that, unless your account is increased to $3000 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have thirty (30) days after notice to bring the account up to $1000 before any action is taken. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. This involuntary redemption shall not apply if the value of your account drops below $3000 as the result of market action. The Company reserves this right because of the expense to the Fund of maintaining very small accounts.

                  Class II shares are subject to a CDSC of 1.00% of the value of your original investment if they are redeemed within eighteen months of purchase. Shares acquired through reinvested dividends and distributions are not subject to the CDSC. When you send a redemption request to the Fund, unless you specify otherwise, shares not subject to the CDSC are redeemed first, then shares that have been held the longest, and so on. That way, you will be subject to the smallest charge possible.

                    INVESTMENT RISKS ASSOCIATED WITH THE FUND

Before investing in any security, including the Fund, you should determine the level of risk with which you are comfortable. Almost all investments are subject to some risk. The principal risks of investing in any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance or assure you that the market value of your investment will increase. You may lose the money you invest and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of a Fund's underlying investments and changes in the equity markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Fund is designed to be only a part of your personal investment plan.

         In addition to the risks associated with investments in mutual funds generally, you should consider the special factors associated with the policies discussed below in determining the appropriateness of investing in the Fund.

STOCK MARKET RISKS - The Fund invests primarily in common stock, so it is subject to the risksassociated with common stocks, including price volatility and the creditworthiness of the issuing company. The stock market trades in a cyclical price pattern, with prices generally rising or falling over time. These cyclical periods may last for significant periods.

SMALL TO MEDIUM-CAP STOCKS RISKS - The Fund may invest in companies with smaller market capitalizations (less than $3 billion in market capitalization). These companies are relatively smaller, engaged in business mostly within their own geographic region, and may be less well-known to the investment community. Smaller, newer companies have more volatile share prices for several reasons. Small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. As a result, their stock prices are much more sensitive to changes in the marketplace and greater swings in price than experienced by larger capitalized companies may occur.

ISSUER-SPECIFIC CHANGES - The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the market as a whole. The value of smaller issuers can be more volatile than that of larger issuers.

FOREIGN SECURITIES RISK - Investments in foreign securities involve greater risks compared to domestic investments. Foreign companies are generally not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about overseas issuers than is available in the reports and ratings published about companies in the U.S. Additionally, many foreign companies are not subject to uniform accounting, auditing and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to shareholders. Further, foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values. Although the Fund intends to invest in securities of foreign issuers domiciled in nations which GEMINI considers as having stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could affect investments of foreign issuers domiciled in such nations.

INDUSTRY RISK - Industry risk is the possibility that stocks within the same industry will decline in price due to industry-specific market or economic developments. To the extent that the Fund concentrates its investments in technology firms, the Fund is subject to the risk that companies in that industry are likely to react similarly to legislative or regularly changes, adverse market conditions and/or increased competition affecting that market segment. Because of the rapid pace of technological development, there is the risk that the products or services developed by these companies may become rapidly obsolete or have relatively short product cycles. There is also the risk that the products and services offered by these companies will not meet expectations or even reach the marketplace. Although GEMINI currently believes that investments by the Fund in the technology industry will offer greater opportunity for growth of capital than investments in other industries, such investments can fluctuate dramatically in value and will expose you to greater than average risk.

SPECIAL SITUATIONS - The Fund's portfolio is generally anchored in stable growth companies. However, the Fund may invest in more aggressive growth companies and in special situations, such as when, in the opinion of GEMINI, the securities of a particular issuer will be recognized and appreciate in value due to a specific development. Developments creating a special situation might include a new product or process, a technological breakthrough, a management change or other extraordinary corporate event or a difference in market supply and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

NON-DIVERSIFICATION RISKS - Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. The Fund is non-diversified. A "nondiversified" fund has the ability to take larger positions in a smaller number of issuers. Because the appreciation or depreciation of a single stock may have a greater impact on the net asset value of a nondiversified fund, its share price can be expected to fluctuate more than a comparable diversified fund. This fluctuation, if significant, may negatively affect the performance of the Fund. The Fund is non-diversified under the Investment Company Act, which means that there is no restriction on how much the Fund may invest in the securities of any one issuer. However, to qualify for tax treatment as a regulated investment company under the Internal Revenue Code ("Code"), the Fund intends to comply, as of the end of each taxable quarter, with certain diversification requirements imposed by the Code. Pursuant to these requirements, the Fund will, among other things, limit its investments in the securities of any one issuer (with some exceptions) to no more than 25% of the value of the Fund's total assets. In addition, the Fund with respect to 50% of its total assets, will limit its investments in the securities of any issuer to 5% of the Fund's total assets, and will not purchase more than 10% of the outstanding voting securities of any one issuer. Nevertheless, as a general matter, the Fund may be more susceptible than a diversified mutual fund to the effects of adverse economic, political or regulatory developments affecting a single issuer or industry in which the Fund may have investments.

LEVERAGING RISKS - When the Fund borrows money to buy securities, it is engaging in a practice known as "leveraging." Leveraging may result from ordinary borrowings, or may be inherent in the structure of certain Fund investments. If the prices of those securities decrease, or if the cost of borrowing exceeds any increases in the prices of those securities, the net asset value of the Fund's shares will decrease faster than if the Fund has not used leverage. To repay borrowings, the Fund may have to sell securities at a time and at a price that is unfavorable to the Fund. Interest on borrowings is an expense the Fund would not otherwise incur.

SHORT SALES RISKS - When the Fund sells a security short, it borrows the security in order to enter into the short sale transaction, and the proceeds of the sale may be used by the Fund as collateral for the borrowing to the extent necessary to meet margin requirements. The Fund may also be required to pay a premium to borrow the security. Moreover, the Fund is required to maintain a segregated account with a broker or a custodian consisting of cash or highly liquid securities. Until the borrowed security is replaced, the Fund will maintain this account at a level so that the amount deposited in the account, plus the collateral deposited with the broker, will equal the current market value of the securities sold short.

LIQUIDITY RISK - The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity. If the Fund is unable to timely sell a security because of liquidity problems, it could suffer a loss.

DERIVATIVES RISK - A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of holding positions in derivatives used as a hedging device is that the fluctuations in their values may not behave as anticipated with respect to the overall securities markets. The Fund may also use derivatives in an attempt to improve performance, although there is no guarantee that it will be successful in that effort. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others, and thus may increase market risk. Also, derivatives are subject to counter party risk as described below.

OPTIONS AND FUTURES RISKS - The Fund may occasionally invest in options and/or futures contracts to decrease its exposure to the effects of changes in security prices, to hedge securities held, to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when an options or futures contract is priced more attractively than the underlying security or index.

The Fund may write (i.e. sell) puts and covered call options, and may purchase put and call options, on equity securities traded on a United States exchange or over-the-counter market. The Fund may also enter into such transactions on Indexes

When writing covered call options or selling puts, to minimize the risks of entering into these transactions, the Fund will maintain a segregated account with its Custodian consisting of the underlying securities upon which the option was written, cash, cash equivalents, U.S. Government Securities or other high-grade liquid debt securities, denominated in U.S. dollars or non-U.S. currencies, in an amount equal to the aggregate fair market value of its commitments to such transactions. Over-the counter options and the assets used to cover such options are considered to be illiquid.

         The primary risks associated with the use of options are; (1) imperfect correlation between a change in the value of the underlying security or index and a change in the price of the option or futures contract, and (2) the possible lack of a liquid secondary market for an options or futures contract and the resulting inability of the Fund to close out the position prior to the maturity date. Investing only in those contracts whose price fluctuations are expected to resemble those of the Fund's underlying securities will minimize the risk of imperfect correlation.

COUNTERPARTY RISK - This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

RISKS OF INVESTING IN IPO'S - The Fund may participate in the Initial Public Offering ("IPO") market but IPO investments will not be a principal investment strategy. Investments in IPO's that are not successful can have a significant negative effect on the Fund's total return and may carry risks disproportionate to other portfolio investments of equal value. IPO's may significantly increase the Fund's total returns during any period that the Fund has a small asset base. As the Fund's assets grow, any impact of IPO investments on the Fund's total return is expected to decline.

LACK OF TIMELY INFORMATION RISK - Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies

                           DIVIDENDS AND DISTRIBUTIONS

                  Dividends paid by the Funds are derived from net investment income. Net investment income will be distributed at least annually. A Fund's net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

                  A fund realizes capital gains when it sells a security for more than it paid for it. The Fund may make distributions of net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

                  Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of your Fund.

                  You may change the manner in which your dividends are paid at any time by writing to the Transfer Agent.

                                  FEDERAL TAXES

                  As with any investment, you should consider the tax implications of an investment in the Fund. The following is only a short summary of the important tax considerations generally affecting the Fund and its shareholders. You should consult your tax adviser with specific reference to your own tax situation.

                  The Fund intends to qualify and maintain its qualification as a "regulated investment company" under Sub-Chapter M of the Code meaning that to the extent a fund's earnings are passed on to shareholders as required by the Code, the Fund itself is not required to pay federal income taxes on the earnings. Accordingly, the Fund will pay dividends and make such distributions as are necessary to maintain its qualification as a regulated investment company under the Code.

                  Before you purchase shares of the Fund, you should consider the effect of both dividends and capital gain distributions that are expected to be declared or that have been declared but not yet paid. When a Fund makes these payments, its share price will be reduced by the amount of the payment, so that you will in effect have paid full price for the shares and then received a portion of your price back as a taxable dividend distribution.

                  The Fund will notify you annually as to the tax status of dividend and capital gains distributions paid by the Fund. Such dividends and capital gains may also be subject to state and local taxes.

                  You may realize a taxable gain or loss when redeeming shares of the Fund depending on the difference in the prices at which you purchased and sold the shares. Because your state and local taxes may be different than the federal taxes described above, you should see your tax adviser regarding these taxes.

                               GENERAL INFORMATION

                  Total return for each Fund may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return reflects the average annual percentage change in value of an investment over the measuring period. Aggregate total return reflects the total percentage change in value of an investment over the measuring period. Both measures assume the reinvestment of dividends and distributions.

                  Total return of each Fund may be compared to those of mutual funds with similar investment objectives and to bond, stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor mutual fund performance.

                              FOR MORE INFORMATION

                  Additional information about the Fund is available in the Fund's Statement of Additional Information (SAI). The SAI contains more detailed information on all aspects of the Fund. A current SAI, dated June 1, 2001, has been filed with the SEC and is incorporated by reference into this prospectus.

                  To receive information concerning the Fund, or to request a copy of the SAI or other documents relating to the Fund, please contact the Fund at:

                               Gemini Funds, Inc.
                         c/o Mutual Shareholder Services
                         8869 Brecksville Road, Suite C
                              Brecksville, OH 44141
                                 1-877-593-8637

                  A copy of your requested documents will be mailed to you within three days of your request.

                  You may also obtain information about the Fund by visiting our web site on the Internet at www.geminifunds.com:

                  Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Information about the Fund is also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

Investment Company Act No.811-9443

                       STATEMENT OF ADDITIONAL INFORMATION

                               DATED June 1, 2001

                                       FOR

                       THE GEMINI GLOBAL NEW ECONOMY FUND

                                   A SERIES OF

                                GEMINI FUNDS, INC
                            95 River Street, Suite 5A
                                HOBOKEN, NJ 07030


                  This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of The Gemini Global New Economy Fund, dated November 3, 2000. Requests for copies of the Prospectus should be made by writing to Gemini Funds, Inc., 95 River Street, Suite 5A, Hoboken, NJ 07030 or by calling the Fund at 1-877-593-8637

                                TABLE OF CONTENTS

Gemini Funds, Inc......................................................... 1
Investment Policies and Restrictions...................................... 2
Investment Adviser........................................................ 8
Directors and Officers....................................................10
Principal Holders of Securities...........................................12
Performance Information...................................................12
Purchasing and Redeeming Shares...........................................13
Tax Information...........................................................13
Portfolio Transactions....................................................14
Fund Service Providers....................................................14
Independent Accountants...................................................16
Legal Counsel.............................................................16
Financial Statements......................................................16



                               GEMINI FUNDS, INC.

                  Gemini Funds, Inc. (the "Company") was organized on July 9, 1999 as a Maryland corporation, and is an investment company of the type known as an open-end, management investment company or mutual fund, registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). It did not begin operations until October 2000 nor commence offering its shares until that time. A mutual fund permits an investor to pool his or her assets with those of others in order to achieve economies of scale, take advantage of professional money managers and enjoy other advantages traditionally reserved for large investors.

                  The Company is authorized to issue 100,000,000 shares of .001 cent par value common capital stock. The Company's Articles of Incorporation permit its Board of Directors to classify any unissued shares into one or more classes of shares. The Board has authorized the issuance of 15,000,000 shares of The Gemini Global New Economy Fund (the "Fund") which are offered by this prospectus.

                  The Fund is a "non-diversified" Fund. Non-diversified funds can be riskier investments than diversified funds. The 1940 Act defines a "diversified" fund to mean that as to 75% of the fund's total net assets (valued at the time of investment) a fund will not invest more than 5% of its net assets in securities of any one issuer other than in securities of the U.S. Government and its agencies and instrumentalities, thereby reducing the risk of loss. The Fund normally will invest, except in defensive periods, at least 80% of its net assets in domestic and foreign companies engaged in the internet and internet-related activities.

                  The Fund's shares are fully paid and non-assessable. They are entitled to such dividends and distributions as may be paid with respect to the shares and shall be entitled to such sums on liquidation of the Fund as shall be determined. Other than these rights, they have no preference as to conversion, exchange, dividends, retirement or other features and have no preemption rights.

                  The Company will not hold annual shareholder meetings. Shareholder meetings will not be held unless required by Federal or state law or in connection with an undertaking given by the Fund. The Fund may hold special shareholder meetings, if required, and shareholders may remove directors of the Company. The Company will call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by record holders of at least 10% of the Fund's outstanding common shares. The Company's By-laws contain procedures for the removal of directors by its stockholders. At any meeting of stockholders, duly called and at which a quorum is present, the stockholders may by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of the removed directors.

                      INVESTMENT POLICIES AND RESTRICTIONS

                  The Fund's principal investment objective and investment strategies are discussed in the Prospectus. The complete list of investment limitations and restrictions for the Fund are listed below:

The Fund will not:

1. Acquire securities of any one issuer that at the time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;
2. Borrow money except as permitted under the 1940 Act, and the regulations promulgated thereunder;
3. Underwrite the distribution of securities of other issuers, or acquire "restricted" securities that, in the event of a resale, might be required to be registered under the Securities Act of 1933, amended (the "1933 Act");
4. Make margin purchases or short sales of securities, except as permitted under the 1940 Act, and the regulations promulgated thereunder;
5. Invest in companies for the purpose of management or the exercise of control;
6. Lend money (but this restriction shall not prevent the Fund from investing in debt securities or repurchase agreements), or lend its portfolio securities.
7. Acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Company or an officer, director or other affiliated person of Gemini Management & Research, LLC, the Fund's investment adviser ("GEMINI").
8. Invest in oil, gas or other mineral exploration or development programs;
9. Purchase or sell real estate or real estate loans or real estate limited partnerships;
10.      Issue senior securities.
11.      Invest in commodities, or futures and options on commodities.
12. Will not normally invest more than 25% of its total net assets in the securities of companies within a single industry.

                  Restrictions 1 through 12 listed above are fundamental investment policies for the Fund and may be changed only with the approval of a "majority of the outstanding voting securities" of the Fund as defined in the 1940 Act.

                  The Fund has also adopted the following restrictions that may be changed by the Board of Directors without shareholder approval:

                  The Fund may not:

1. Invest more than 15% of its net assets in securities that are not readily marketable (illiquid);

2. Acquire securities of other investment companies except (a) by purchase in the open market, where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission and (b) where acquisition results from a dividend or merger, consolidation or other reorganization (in addition to this investment restriction, the1940 Act provides that the Fund may neither purchase more than 3% of the voting securities of any one investment company nor invest more than 10% of the Funds total net assets (valued at time of investment) in all investment company securities purchased by the
         Fund);

         The principal investment strategies of the Fund are not fundamental, which means that the Board of Directors of the Fund can change the Fund's principal investment strategies without shareholder approval. However, if that should occur, you would be informed and would have a period of thirty days from such notice to redeem your shares without penalty. The Fund's principal investment strategies are described in the prospectus. What follows is a description of all of the securities in which the Fund may invest:

                  COMMON STOCKS. The Fund will ordinarily invest in common stock or securities convertible into common stock. The market value of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perceptions and general economic or financial market movements. Smaller companies are especially sensitive to these factors. Despite the risk of price volatility, however, common stocks historically have offered the greatest potential for gain on investment, compared to other classes of financial assets.

                  FOREIGN SECURITIES. The Fund may invest, without limitation, in common stock of foreign issuers, either directly or in the form of American Depository Receipts (ADRs). The Fund will only invest in ADRs that are issuer sponsored. Sponsored ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

                  PREFERRED STOCK. The Fund may invest, without limitation, in preferred stock. Preferred stock generally pays dividends at a specified rate and generally has preference over common stock in the payments of dividends and the liquidation of the issuer's assets. Dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Accordingly, Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are also sensitive to changes in interest rates and in the issuer's creditworthiness. Accordingly, shareholders may experience a loss of value due to adverse interest rate movements or a decline in the issuer's credit rating.

                  CONVERTIBLE SECURITIES. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Fund may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by the Fund upon conversion of a convertible security will generally be held for so long as the advisor or investment manager anticipates such stock will provide the Fund with opportunities which are consistent with the Fund's investment objectives and policies.

                  WARRANTS. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the issuer's capital stock at a set price for a specified period of time.

                  OPTIONS ON SECURITIES. The Fund may write (I.E., sell) covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter. The Fund may write and buy options on the same types of securities that the Fund may purchase directly. The Fund may also enter into such transactions on Indexes.

                  WRITING COVERED PUTS. A put option written by the Fund is "covered" if the Fund (i) segregates cash not available for investment or other liquid assets with a value equal to the exercise price of the put with the Fund's custodian or (ii) holds a put on the same security and in the same principal amount as the put written and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand, interest rates, and other factors.

                  WRITING COVERED CALLS. A call option written by the Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund's custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by that Fund in cash and other liquid assets in a segregated account with its custodian.

                  CROSS-HEDGING. For cross-hedging purposes, the Fund may write call options that are not covered. The Fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and its portfolio manager believes that writing the option would achieve the desired hedge. The Fund collateralizes its obligation under a written call option for this purpose by segregating cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily.

                  The writer of an option may have no control over when the underlying securities must be sold (in the case of a call option) or bought (in the case of a put option), since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium for the option. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

                  CLOSING OUT AN OPTION. The Fund may terminate its obligation as writer of an option by a "closing purchase" transaction. This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, the Fund may not effect a closing purchase transaction after being notified of the exercise of an option it wrote. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale" transaction. This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

                  In the case of a written call option, effecting a closing transaction will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit the Fund to write another put option to the extent that the exercise price is secured by deposited liquid assets. Effecting a closing transaction also will permit the Fund to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, such Fund will effect a closing transaction prior to or concurrent with the sale of the security.

                  The Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. The Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

                  An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, the Fund may not be able to effect closing transactions in particular options and the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following:

         (i)      insufficient trading interest in certain options,

         (ii) restrictions imposed by a national securities exchange ("Exchange") on which the option is traded on opening or closing transactions or both,

         (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities,

         (iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange,

         (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or

         (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

                  The Fund may write options in connection with "buy-and-write" transactions. In other words, the Fund may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between that Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

                  The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price and the Fund's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

                  The Fund may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

                  The Fund may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

                  RISK FACTORS ON OPTIONS. The primary risks associated with the use of options are; (1) imperfect correlation between a change in the value of the underlying security or index and a change in the price of the option or futures contract, and (2) the possible lack of a liquid secondary market for an options or futures contract and the resulting inability of the Fund to close out the position prior to the maturity date. Investing only in those contracts whose price fluctuations are expected to resemble those of the Fund's underlying securities will minimize the risk of imperfect correlation. Entering into such transactions only on national exchanges and over-the-counter markets with an active and liquid secondary market will minimize the risk that the Fund will be unable to close out a position.

                  DEBT SECURITIES. The Fund may invest in corporate or U.S. Government debt securities including zero coupon bonds. Corporate debt securities may be convertible into preferred or common stock. In selecting corporate debt securities for the Fund, GEMINI reviews and monitors the creditworthiness of each issuer and issue. U.S. Government securities include direct obligations of the U.S. Government and obligations issued by U.S. Government agencies and instrumentalities. The market value of such securities fluctuates in response to interest rates and the creditworthiness of the issuer. In the case of securities backed by the full faith and credit of the United States Government, shareholders are only exposed to interest rate risk. The Fund will invest only in debt securities rated BBB or higher by Standard & Poors rating service, or B or higher by Moody's Rating service.

                  Zero coupon bonds do not provide for cash interest payments but instead are issued at a discount from face value. Each year, a holder of such bonds must accrue a portion of the discount as income. Because issuers of zero coupon bonds do not make periodic interest payments, their prices tend to be more volatile than other types of debt securities when market interest rates change.

                  MONEY MARKET FUNDS. The Fund may invest in securities issued by other registered investment companies (I.E., mutual funds). As a shareholder of another registered investment company, the Fund would bear its pro rata portion of that company's advisory fees and other expenses. Such fees and expenses will be borne indirectly by the Fund's shareholders. The Fund may invest in such instruments to the extent that such investments do not exceed 10% of the Fund's net assets and/or 3% of any investment company's outstanding securities.

                  REPURCHASE AGREEMENTS. The Fund may invest a portion of its assets in repurchase agreements ("Repos") with broker-dealers, banks and other financial institutions, provided that the Fund's custodian always has possession of the securities serving as collateral for the Repos or has proper evidence of book entry receipt of said securities. In a Repo, the Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified time (usually one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All Repos entered into by the Fund must be collateralized by U.S. Government Securities, the market values of which equal or exceed 102% of the principal amount of the money invested by the Fund. If an institution with whom the Fund has entered into a Repo enters insolvency proceedings, the resulting delay, if any, in the Fund's ability to liquidate the securities serving as collateral could cause the Fund some loss if the securities declined in value prior to liquidation. To minimize the risk of such loss, the Fund will enter into Repos only with institutions and dealers considered creditworthy.

                  CASH RESERVES. The Fund may hold up to 100% of its net assets in cash to maintain liquidity and for temporary defensive purposes.

                  The Fund may take a temporary defensive position when, in GEMINI's opinion, market conditions are such that investing according to the Fund's normal investment objectives would place the Fund in imminent risk of loss. In such an event, GEMINI could temporarily convert some or all of the Fund's investments to cash. Such actions are subject to the supervision of the Board of Directors. You should be aware that any time the Fund is assuming a temporary defensive position, the Fund will not be invested according to its investment objectives, and its performance will vary, perhaps significantly, from its norm.

                  RESTRICTED AND ILLIQUID SECURITIES. The Fund will not invest more than 15% of its net assets in securities that GEMINI determines, under the supervision of the Board of Directors, to be illiquid and/or restricted. Illiquid securities are securities that may be difficult to sell promptly at an acceptable price because of lack of available market and other factors. The sale of some illiquid and other types of securities may be subject to legal restrictions. Because illiquid and restricted securities may present a greater risk of loss than other types of securities, the Fund will not invest in such securities in excess of the limits set forth above.

                  WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS.
The Fund may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place at some future date. The Fund may enter into such transactions when, in GEMINI's opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. The Fund has not established any limit on the percentage of assets it may commit to such transactions, but to minimize the risks of entering into these transactions, the Fund will maintain a segregated account with its Custodian consisting of cash, cash equivalents, U.S. Government Securities or other high-grade liquid debt securities, denominated in U.S. dollars or non-U.S. currencies, in an amount equal to the aggregate fair market value of its commitments to such transactions.

                  PORTFOLIO TURNOVER. The Fund has no operating history and therefore has no annual reportable portfolio turnover. Higher portfolio turnover rates may result in higher rates of net realized capital gains to the Fund, thus the portion of the Fund's distributions constituting taxable gains may increase. In addition, higher portfolio turnover activity can result in higher brokerage costs to the Fund. The Fund anticipates that its annual portfolio turnover will be not greater than 100%.

                               INVESTMENT ADVISER

                  Information on the Fund's investment adviser, Gemini Management & Research, LLC, ("GEMINI") is set forth in the prospectus.

                  GEMINI is a New Jersey Limited Liability Company. Marcel L. Engenheiro is the President and Chief Executive Officer with a 36.5% interest in GEMINI and Paulo daSilva and Mark Boehme are Managing Directors, with a 30.5% and 33% interest, respectively, in GEMINI.

                  The Advisory Agreement with the Fund provides that GEMINI shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with services under the Agreement, except by reason of GEMINI's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Advisory Agreement.

                  The Advisory Agreement expires on October 31, 2002, but may be continued from year to year so long as its continuance is approved annually (a) by the vote of a majority of the Directors of the Fund who are not "interested persons" of the Fund or GEMINI cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Directors as a whole or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

                  The Agreement requires that GEMINI manage the investment portfolio of the Fund in a way that conforms with the Fund's investment policies. GEMINI may directly manage the Fund itself, or may hire a sub-adviser, which may be an affiliate of GEMINI, to do so. Specifically, GEMINI is responsible for:

o managing the investment and reinvestment of all the assets of the Fund, and executing all purchases and sales of portfolio securities;

o maintaining a continuous investment program for the Fund, consistent with (i) the Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, and in any prospectus and/or statement of additional information of the Fund, as from time to time amended and in use under the 1933 Act, and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended;

o determining what securities are to be purchased or sold for the Fund, unless otherwise directed by the directors of the Company, and executing transactions accordingly;

o providing the Fund the benefit of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of a long-range investment policy now or hereafter generally available to the investment advisory customers of the adviser or any sub-adviser;

o determining what portion of the Fund's assets should be invested in the various types of securities authorized for purchase by the Fund; and

o making recommendations as to the manner in which voting rights, rights to consent to Fund action and any other rights pertaining to the Fund's portfolio securities shall be exercised

                  GEMINI also performs all of the following services for the
Fund:

o supplying the Company with officers, clerical staff and other employees;

o furnishing office space, facilities, equipment, and supplies; providing personnel and facilities required to respond to inquiries related to shareholder accounts;

o        supplying basic telephone service and other utilities; and

o preparing and maintaining certain of the books and records required to be prepared and maintained by the Fund under the 1940 Act.

                  Expenses not assumed by GEMINI are borne by the Fund. For the advisory services it provides to the Fund, GEMINI is entitled to receive a base management fee calculated at the annual rate of 1.75% of the Fund's daily net assets (the "Base Fee"). This Base Fee will be adjusted, on a monthly basis (i) upward at the rate of 0.20%, on a pro rata basis, for each percentage point the investment performance of the shares of the Fund exceeds the sum of 2.00% of the investment record of the Morgan Stanley Capital International - World Index
(MSCI) (the "Index"), or (ii) downward at the rate of 0.20%, on a pro rata basis, for each percentage point the investment record of the Index less 2.00% exceeds the investment performance of the shares of the Fund (the "Fee Adjustment"). The maximum adjustment, if any, will be 1.40% annually. Therefore, the maximum annual fee payable to GEMINI will be 3.15% of average daily net assets and the minimum annual fee will be 0.35%. During the first eighteen months of operation, the management fee will be charged at the base fee of 1.75% with no performance adjustment.

                  In determining the Fee Adjustment, if any, applicable during any month, GEMINI will compare the investment performance of the shares of the Fund for the twelve-month period ending on the last day of the prior month (the "Performance Period") to the investment record of the Index during the Performance Period. The investment performance of the Fund will be determined by adding together (i) the change in the net asset value of the shares during the Performance Period, (ii) the value of cash distributions made by the Fund to holders of shares to the end of the Performance Period, and (iii) the value of capital gains per share, if any, paid or payable on undistributed realized long-term capital gains accumulated to the end of the Performance Period, and will be expressed as a percentage of its net asset value per share at the beginning of the Performance Period. The investment record of the Index will be determined by adding together (i) the change in the level of the Index during the Performance Period and (ii) the value, computed consistently with the Index, of cash distributions made by companies who's securities comprise the Index accumulated to the end of the Performance Period, and will be expressed as a percentage of the Index at the beginning of such Period.

                   After it determines any Fee Adjustment, GEMINI will determine the dollar amount of additional fees or fee reductions to be accrued for each day of a month by multiplying the fee Adjustment by the average daily net assets of the shares of the Fund during the Performance Period and dividing that number by the number of days in the Performance Period. The management fee, as adjusted, is accrued daily and paid monthly.

                  For the first eighteen months of the Fund's operations, the management fee will be charged at the Base Fee of 1.75%, with no performance adjustment. Thereafter, the Base Fee will be adjusted as described above. Fractions of a percentage point will be rounded to the nearer whole point.

                  If the Fund outperforms the MSCI - World Index by more than 2%, the Base Fee is adjusted as follows:

             % Performance MSCI Index          Over Advisory Fee
             ------------------------          -----------------
                        2%                     1.75% (no increase in Base Fee)
                        3%                     1.95%
                        4%                     2.15%
                        5%                     2.35%
                        6%                     2.55%
                        7%                     2.75%
                        8%                     2.95%
                        9%                     3.15%

             % Performance MSCI Index          Under Advisory Fee
             ------------------------          ------------------
                        2%                     1.75% (no decrease in Base Fee)
                        3%                     1.55%
                        4%                     1.35%
                        5%                     1.15%
                        6%                     0.95%
                        7%                     0.75%
                        8%                     0.55%
                        9%                     0.35%

                  If the directors determine at some future date that another securities index is a better representative of the composition of the Fund than is the MSCI Index, the directors may change the securities index used to compute the Fee Adjustment. If the directors do so, the new securities index (the "New Index") will be applied prospectively to determine the amount of the Fee Adjustment. The Index will continue to be used to determine the amount of the Fee Adjustment for that part of the Performance Period prior to the effective date of the New Index. A change in the Index will be submitted to shareholders for their approval unless the SEC determines that shareholder approval is not required. The amount the Fund will pay to GEMINI in performance fees is not susceptible to estimation, since it depends upon the future performance of the Fund and the Index.

                             DIRECTORS AND OFFICERS

                  The board of directors has overall responsibility for conduct of the Company's affairs. The day-to-day operations of the Fund is managed by the Advisor subject to the bylaws of the Company and review by the Board of Directors. The directors of the Company, including those directors who are also officers, are listed below:

NAME, AGE, BUSINESS, ADDRESS,               POSITIONS WITH THE COMPANY          PRINCIPAL OCCUPATION(S) FOR THE LAST FIVE
                                                                                (5) YEARS
Marcel L. Engenheiro* (Age 32)              President, Treasurer, Director      President, Chief Executive Officer of
95 River Street, Suite 5A,                                                      GEMINI since January 1999, Senior Account
Hoboken, NJ 07030                                                               Manager, Canadian Imperial Bank, Toronto,
                                                                                Canada from 1996 through 1998. Customer
                                                                                Servicing Representative with Sottomayor
                                                                                Bank, Canada, Toronto, Canada, from 1992
                                                                                through 1994. Bachelor of Arts degree,
                                                                                University of Toronto, Canada, 1994

Mark M. Boehme* (Age 40)                    Secretary, Director                 Managing Director and Portfolio Manager
95 River Street, Suite 5A,                                                      for GEMINI since May, 2000. Senior
Hoboken, NJ 07030                                                               Equity Analyst for Commerzbank, NY., from
                                                                                1992 to 2000. Mr. Boehme holds NASD Series 7,
                                                                                16, 24 and 8 licenses James R. Hocking (Age
                                                                                71) 300 Park Director, Chairman of the Board
                                                                                Partner, Cornell Group International Avenue,
                                                                                Suite 1700 New York, NY 10022 of Directors


                                       10

NAME, AGE, BUSINESS, ADDRESS,               POSITIONS WITH THE COMPANY          PRINCIPAL OCCUPATION(S) FOR THE LAST FIVE
                                                                                (5) YEARS

                                                                                Consulting, Inc., an executive search firm,
                                                                                since 1999. Formerly a private consultant to
                                                                                investment and manufacturing firms from 1993
                                                                                to 1999. Over 40 years senior management
                                                                                experience in investment and financial
                                                                                services field, including senior management
                                                                                level positions with Citibank, Templeton
                                                                                Funds, Schroder Capital Management, Inc.,
                                                                                John Hancock Life Insurance Company and
                                                                                Continental Illinois Bank, Mr. Hocking also
                                                                                served as a US Navy Deck Officer and as a
                                                                                Navy Intelligence Officer

Paul F. Starita (Age 59)                    Director                            Present: Director, Executive Education
University of Victoria                                                          Institute, University of Victoria, Canada.
Faculty of Business                                                             1997 - Acting President, Marathon Mutual
Business & Economics Building,                                                  Funds, series of First Marathon, Inc.
Room 254 Finnerty Road                                                          1995-1996-Chairman, CIBC Securities, Inc.
Victoria, British Columbia                                                      a securities subsidiary of Canadian of
Canada V8W 2Y2.                                                                 Imperial Bank of Commerce, 1985-1994;
                                                                                Senior management in a variety of
                                                                                positions with Royal Trust/Royal Bank of
                                                                                Canada. Mr. Starita has over 30 years of
                                                                                experience in the financial services and
                                                                                mutual fund industries.

James W. Bradshaw (Age 65)                  Director                            President and founder, Bradshaw
34 Balmoral Avenue                                                              Management, Inc., a Canadian
Toronto, Ontario                                                                broker/dealer firm, since 1994. Mr.
M4V 1J4 Canada                                                                  Bradshaw has held a variety of management
                                                                                level positions in the financial and
                                                                                mutual funds industries since 1965,
                                                                                including senior management level
                                                                                positions with the Templeton Fund Group.


Jurgen Reimnitz (Age 61)                    Director                            Member, Central Advisory Board of
Frankfurt, Germany                                                              Commerzbank AG since 1995; Chairman of
                                                                                the Supervisory Board of Air Liquide GmbH
                                                                                since 1995; Member of the Supervisory
                                                                                Boards of Alcan Deutschland GmbH since
                                                                                1995 and of Bongrain S.A., since 1995. Mr.
                                                                                Reimnitz is Chairman of the Finance
                                                                                Committee of the International Chamber of
                                                                                Commerce, Paris, and Vice Chairman and
                                                                                Treasury of the ICC Internationale
                                                                                Handelskammer - Deutsche Landesgruppe (ICC
                                                                                German Chapter). He is a Director of both
                                                                                Mercury Selected Trust (SICAV) Luxemburg
                                                                                since 1985 and Mercury Offshore Sterling
                                                                                Trust (SICAV) also since 1985. He is
                                                                                Chairman of the Supervisory Board of
                                                                                Merrill Lynch Investment Mangers
                                                                                Kapitalanlagegesellschaft GmbH Frankfurt
                                                                                am Main in 1995, Member of the Supervisory
                                                                                Board of Remy Cointreau S.A. Cognac/Paris
                                                                                and Member of the Investments Committee of
                                                                                the United Nations, New York.


* Indicates an "interested person" as defined in the Investment Company Act of 1940.

Mr. Marcel L. Engenheiro is the President of GEMINI, and the President and a Director of the Company. Mr. Mark M. Boehme is also a Director of the Company. As such, each is considered to be an "affiliated person" of the Fund.

Mr. Paulo daSilva and Mr. Mark M. Boehme are each Managing Directors of GEMINI. As such, each is considered to be an "affiliated person" of the Fund and a "control person" of GEMINI.


The table below sets forth the compensation anticipated to be paid by the Company to each of the directors of the Company during the fiscal year ending
September 30, 2000.

NAME OF DIRECTOR,             PENSION OR RETIREMENT    ESTIMATED BENEFITS         TOTAL ANNUAL          COMPENSATION FROM
POSITION(S)                   AGGREGATE COMPENSATION   ACCRUED AS PART OF FUND    BENEFITS UPON         FUND AND FUND
                              FROM COMPANY             EXPENSES                   RETIREMENT            COMPLEX PAID TO
                                                                                                        DIRECTOR
Marcel L. Engenheiro,         $0.00                    $0.00                      $0.00                 $0.00
President
Mark M. Boehme, Secretary     $0.00                    $0.00                      $0.00                 $0.00
James R. Hocking, Chairman    $0.00                    $0.00                      $0.00                 $0.00
Paul F. Starita               $0.00                    $0.00                      $0.00                 $0.00
James W. Bradshaw             $0.00                    $0.00                      $0.00                 $0.00
Jurgen Reimnitz               $0.00                    $0.00                      $0.00                 $0.00



                         PRINCIPAL HOLDERS OF SECURITIES

                  Mr. Mark M. Boehme became the initial and sole shareholder of the Fund on or about October 20, 2000, prior to its public offering. Accordingly, he is deemed to then control the Fund and will have significant influence over the Fund and its operations.

                             PERFORMANCE INFORMATION

                  From time to time the Fund may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return Percentage for the period

                                                          (n)
                                                     ------------
Average Annual Total Return is computed as follows:  P(1+T) = ERV

Where:   P = a hypothetical initial investment of $1000
         T = average annual total return
         n = number of years
         ERV = ending redeemable value of shares at the end of the period


Yield. The Fund may advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:


Yield =       2[(a-b/cd + 1)(6) - 1]

Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursement) c = the average daily number of shares outstanding during the period that they were entitled to receive dividends d = the maximum offering price per share on the last day of the period

The Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

In sales literature, the Fund's performance may be compared with that of market indices and other mutual funds. In addition to the above computations, the Fund might use comparative performance as computed in a ranking determined by Lipper Analytical Services, Morningstar, Inc., or that of another service.

The Fund offers Class II shares (check the prospectus for more information). You should consider both ongoing annual expenses and initial sales charge or CDSC (Contingent Deferred Sales Charge) in estimating the costs of investing.

o        Front end sales charge of 1.00% of the offering price.

o 1.00% maximum CDSC for redemptions made within the first eighteen months after investing.

o        Shares do not convert to another class.

While Class II shares will increase distribution expenses of the Fund and will utilize the Company's capital resources over the short term, Fund management believes that Class II shares will result in an overall increase in assets under management by expanding the distribution of fund shares.


                         PURCHASING AND REDEEMING SHARES

                  Purchases and redemptions are discussed in the prospectus. Redemptions will be made at net asset value, less any applicable CDSC, depending on share class. Each Fund's net asset value is determined on days on which the NYSE is open for trading.

                                 TAX INFORMATION

                  Taxation of the Fund. The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. To qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities.

                  If the Fund qualifies as a regulated investment company and distributes at least 90% of its net investment income, the Fund will not be subject to Federal income tax on the income so distributed. The Fund would be subject to corporate income tax on any undistributed income other than tax-exempt income from municipal securities. However, if the Fund does not qualify, all of its earnings would be subject to federal income tax at the prevailing corporate income tax rates.

                  Taxation of the Shareholder. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Fund during the following January.

                  Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution would be taxable to the shareholder as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution which will, nevertheless, be taxable to them.

                  A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Each investor should consult a tax advisor regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

                  Dividends. A portion of the Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Fund's income is derived from qualifying dividends. Because the Fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the Fund that qualifies for the deduction generally will be less than 100%. The Fund will notify corporate shareholders annually of the percentage of Fund dividends that qualifies for the dividend received deductions.

                  A portion of the Fund's dividends derived from certain U.S. Government obligations may be exempt from state and local taxation. Short-term capital gains are distributed as dividend income. The Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

                  Capital Gain Distribution. Long-term capital gains earned by the Fund from the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of the Fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by the Fund are taxable to shareholders as dividends, not as capital gains.

                             PORTFOLIO TRANSACTIONS

                  The Fund will generally purchase and sell securities without regard to the length of time the security has been held. Accordingly, it can be expected that the rate of portfolio turnover may be substantial. Since investment decisions are based on the anticipated contribution of a security to the Fund's investment objective, the rate of portfolio turnover is not a factor when GEMINI believes a change is in order to achieve those objectives. The Fund expects that its annual portfolio turnover rate will not exceed 100% under normal conditions. However, there can be no assurance that the Fund will not exceed this rate, and the portfolio turnover rate may vary from year to year.

                  High portfolio turnover in any year will result in the payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Distributions to shareholders of such investment gains, to the extent they consist of short-term capital gains, will be considered ordinary income for federal income tax purposes.

                  Decisions to buy and sell securities for the Fund are made by GEMINI subject to review by the Fund"s Board of Directors. In placing purchase and sale orders for portfolio securities for the Fund, it is the policy of GEMINI to seek the best execution of orders at the most favorable price. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in the best execution at the most favorable price involves a number of largely judgmental considerations. Among these are GEMINI's evaluation of the broker's efficiency in executing and clearing transactions. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, GEMINI feels that better prices are available from non-principal market makers who are paid commissions directly.

                             FUND SERVICE PROVIDERS

                  The Fund could not function without the services provided by certain companies. The Fund has entered into contracts with the following companies.

                  Custodian. FirstStar Bank, N.A., Cincinnati, Ohio (the "Custodian"), holds the investments and other assets that the Fund owns. The Custodian is responsible for receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Fund, and performing other administrative duties, all as directed by persons authorized by the Fund. The Custodian does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Fund. Portfolio securities of the Fund are maintained in the custody of the Custodian and may be entered in the Federal Reserve Book Entry System, or the security depository system of The Depository Trust Company.

                  Transfer, Dividend Disbursing and Accounting Services Agent. Mutual Shareholder Services, 1301 East Ninth Street, Cleveland, Ohio provides transfer agency and dividend disbursing services for the Fund pursuant to a written agreement with the Company. This means that its job is to maintain accurately the account records of all shareholders in the Fund as well as to administer the distribution of income earned as a result of investing in the Fund. Mutual Shareholder Services also provides accounting services to the Fund including portfolio accounting services, expense accrual and payment services, valuation and financial reporting services, tax accounting services and compliance control services.

                  Administration. Mutual Shareholder Services also acts as Administrator to the Fund pursuant to a written agreement with the Company. The Administrator supervises all aspects of the operations of the Fund except those performed by the Fund's investment adviser under the Fund's investment advisory agreement. The Administrator is responsible for:

         (a)      calculating the Fund's net asset value;

         (b) preparing and maintaining the books and accounts specified in Rule 31a-1 and 31a-2 of the Investment Company Act of 1940;

         (c) preparing financial statements contained in reports to stockholders of the Fund

         (d)      preparing the Fund's federal and state tax returns;

         (e) preparing reports and filings with the Securities and Exchange Commission;

         (f)      preparing filings with state securities law authorities; and

         (g)      maintaining the Fund's financial accounts and records

                  For the services to be rendered as Administrator, the Fund shall pay mutual Shareholder Services an annual fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month.

                  Principal Underwriter. Kenneth Jerome & Company, Inc., 147 Columbia Turnpike, Suite 107, Florham, NJ 07932 (the "Distributor"), serves as principal underwriter for the Fund's shares. The Distributor is a registered broker-dealer and is a member in good standing of the NASD. The purpose of acting as an underwriter is to facilitate the registration of the Funds' shares under state securities laws and to assist in the sale of shares. The Distributor facilitates the distribution of the Fund's shares, and is paid a flat fee of $3,000 per year, plus out-of-pocket expenses, by the Fund.

                             INDEPENDENT ACCOUNTANTS

                  McCurdy & Assoc, CPAs, Inc. has been selected as the independent accountants for the Fund for its first fiscal year. As such, it performs audits of the Fund's financial statements.

                                  LEGAL COUNSEL

                  Stark & Stark, P.C., P.O. Box 5315, Princeton, New Jersey 08543-5315 has passed on certain matters relating to this registration statement and serves as counsel to the Company.

                              FINANCIAL STATEMENTS

                  THE FINANCIAL INFORMATION PRESENTED BELOW IS INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL STATUS AT THE COMMENCEMENT OF ITS INVESTMENT OPERATIONS. THIS INFORMATION HAS BEEN AUDITED BY MCCURDY & ASSOCIATES, CPA'S, INC.

                               GEMINI FUNDS, INC.

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 20, 2000


                                                               Gemini Global
                                                              New Economy Fund
             ASSETS:
                      Cash in Bank                               $117,500
                      Total Assets                               $117,500
             LIABILITIES:
                      Total Liabilities                          $      0

             NET ASSETS                                          $117,500
             NET ASSETS CONSIST OF:
                      Capital Paid In                            $117,500
             OUTSTANDING SHARES                                    11,750
             NET ASSET VALUE PER SHARE                           $  10.00
             OFFERING PRICE PER SHARE                            $  10.00


          See Accountant's Audit Report

                               GEMINI FUNDS, INC.

                          NOTES TO FINANCIAL STATEMENTS

                               OCTOBER 20, 2000.

1.       ORGANIZATION


         Gemini Funds, Inc. (the "Company") was organized on July 9, 1999 as a Maryland corporation, and is a mutual fund company of the type known as an open-end, management investment company.

         The Company is authorized to issue 100,000,000 shares of .001 cent par value common capital stock. The Company's Articles of Incorporation permit its Board of Directors to classify any unissued shares into one or more classes of shares. The Board has authorized the issuance of 15,000,000 shares of The Gemini Global New Economy Fund (the "Fund")

         The primary investment objective of the Fund is to achieve capital appreciation.

         The Fund uses an independent custodian and transfer agent. No transactions other than those relating to organizational matters and the sale of 11,750 shares of Gemini Global New Economy Fund have taken place to date.

2.       RELATED PARTY TRANSACTIONS

         As of October 20, 2000, all of the outstanding shares of the Fund were owned by Mark M. Boehme Rollover IRA. A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund's voting securities may be deemed a "control person" (as defined in the 1940
         Act) of the Fund.

         Gemini Management & Research, LLC ("GEMINI"), the Fund's investment adviser, is registered as an investment adviser under the Investment Advisers Act of 1940. Certain directors and officers of Gemini Funds, Inc. are also directors and officers of Gemini Management & Research, LLC.

         Expenses not assumed by GEMINI are borne by the Fund. For the advisory services it provides to the Fund, GEMINI is entitled to receive a base management fee calculated at the annual rate of 1.50% of the Fund's daily net assets (the "Base Fee"). This Base Fee will be adjusted, on a monthly basis (i) upward at the rate of 0.20%, on a pro rata basis, for each percentage point the investment performance of the shares of the Fund exceeds the sum of 2.00% of the investment record of the Morgan Stanley Capital International-World Index (MSCI) (the "Index"), or (ii) downward at the rate of 0.20%, on a pro rata basis, for each percentage point the investment record of the Index less 2.00% exceeds the investment performance of the shares of the Fund (the "Fee Adjustment"). The maximum or minimum adjustment, if any, will be 1.00% annually. Therefore, the maximum annual fee payable to GEMINI will be 2.50% of average daily net assets and the minimum annual fee will be 0.50%. During the first twelve months of operation, the management fee will be charged at the base fee of 1.50% with no performance adjustment.

CAPITAL STOCK AND DISTRIBUTION

At October 20, 2000 paid in capital amounted to $117,500 for Gemini Global New Economy Fund. Transactions in capital stock were as follows:


               Class II Shares Sold:
                        Gemini Global New Economy Fund              11,750
               Class II Shares Redeemed:
                        Gemini Global New Economy Fund                   0
               Net Increase:
                        Gemini Global New Economy Fund              11,750
               Class II Shares Outstanding
                        Gemini Global New Economy Fund              11,750

To The Shareholders and Directors
Gemini Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of Gemini Funds, Inc. (comprised of Gemini Global New Economy Fund) as of October 20, 2000. This financial statement is the responsibility of the Company's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. Our procedures included confirmation of cash held by the custodian as of October 20, 2000, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.


In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of Gemini Global New Economy Fund as of October 20, 2000, in conformity with generally accepted accounting principles.

McCurdy & Associates CPA's, Inc.
Westlake, Ohio October 20, 2000

                                     PART C
                                     ------

                                OTHER INFORMATION

Item 23. Financial Statements and Exhibits.   NONE
------------------------------------------

Item 24. Persons Controlled by or Under Common Control With Registrant
----------------------------------------------------------------------

         See Caption "Principal Holders of Securities" in the Statement of Additional Information.

Item 25. Indemnification
------------------------

(a) General. The Articles of Incorporation (the "Articles") of the Corporation provide that to the fullest extent permitted by Maryland and federal statutory and decisional law, as amended or interpreted, no director or officer of this Corporation shall be personally liable to the Corporation or the holders of Shares for money damages for breach of fiduciary duty as a director, and each director and officer shall be indemnified by the Corporation; provided, however, that nothing herein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation or the holders of Shares to which such director or officer would otherwise be subject by reason of breach of the director's or officer's duty of loyalty to the Corporation or its stockholders, for acts or omissions not in good faith or which involved intentional misconduct or a knowing violation of law or for any transaction from which the director derived any improper personal benefit. The By-Laws of the Corporation provide that the Corporation shall indemnify any individual who is a present or former director or officer of the Corporation and who, by reason of his or her position was, is or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (hereinafter collectively referred to as a "Proceeding") against judgments, penalties, fines, settlements and reasonable expenses actually incurred by such director or officer in connection with such Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law.

(b) Disabling Conduct. The By-Laws provide that nothing therein shall be deemed to protect any director or officer against any liability to the Corporation or its shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (such conduct hereinafter referred to as "Disabling Conduct").

         The By-Laws provide that no indemnification of a director or officer may be made unless: (1) there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the director or officer to be indemnified was not liable by reason of Disabling Conduct; or (2) in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the director or officer to be indemnified was not liable by reason of Disabling Conduct, which determination shall be made by: (i) the vote of a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the Proceeding; or (ii) an independent legal counsel in a written opinion.

(c) Standard of Conduct. Under Maryland law, the Corporation may not indemnify any director if it is proved that: (1) the act or omission of the director was material to the cause of action adjudicated in the Proceeding and (i) was committed in bad faith or (ii) was the result of active and deliberate dishonesty; or (2) the director actually received an improper personal benefit; or (3) in the case of a criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful. No indemnification may be made under Maryland law unless authorized for a specific proceeding after a determination has been made, in accordance with Maryland law, that indemnification is permissible in the circumstances because the requisite standard of conduct has been met.

(d) Required Indemnification. Maryland law requires that a director or officer who is successful, on the merits or otherwise, in the defense of any Proceeding shall be indemnified against reasonable expenses incurred by the director or officer in connection with the Proceeding. In addition, under Maryland law, a court of appropriate jurisdiction may order indemnification under certain circumstances.

(e) Advance Payment. The By-Laws provide that the Corporation may pay any reasonable expenses so incurred by any director or officer in defending a Proceeding in advance of the final disposition thereof to the fullest extent permissible under Maryland law. In accordance with the By-Laws, such advance payment of expenses shall be made only upon the undertaking by such director or officer to repay the advance unless it is ultimately determined that such director or officer is entitled to indemnification, and only if one of the following conditions is met:
         (1) the director or officer to be indemnified provides a security for his undertaking; (2) the Corporation shall be insured against losses arising by reason of any lawful advances; or (3) there is a determination, based on a review of readily available facts, that there is reason to believe that the director or officer to be indemnified ultimately will be entitled to indemnification, which determination shall be made by: (i) a majority of a quorum of directors who are neither "interested persons" of the Corporation, as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the Proceeding; or (ii) an independent legal counsel in a written opinion.

(f) Insurance. The By-Laws provide that, to the fullest extent permitted by Maryland law and Section 17(h) of the Investment Company Act of 1940, the Corporation may purchase and maintain insurance on behalf of any officer or director of the Corporation, against any liability asserted against him or her and incurred by him or her in and arising out of his or her position, whether or not the Corporation would have the power to indemnify him or her against such liability.

Item 26. Business and Other Connections of Investment Adviser
-------------------------------------------------------------

         None

Item 27. Principal Underwriter
------------------------------

         Kenneth Jerome & Company, Inc., 147 Columbia Turnpike, Suite 107, Florham, NJ 07932, serves as Principal Underwriter for the Company's shares. No officer, director or employee of the Principal Underwriter is affiliated with the Company, Fund, or Adviser.

         For the Company's fiscal year ending September 30, 2000, the Company paid the following compensation:

--------------------------------------------------------------------------------
Name of Principal  Net underwriting  Compensation on
Underwriter        Discounts and     Redemption and   Brokerage     Other
                   Commissions       Repurchase       Commissions   Compensation
--------------------------------------------------------------------------------
NA
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Item 28. Location of Accounts and Records
-----------------------------------------

         The books and records of the Company, other than the accounting and transfer agency (including dividend disbursing) records, are maintained by the Fund at 95 River Street, Suite 5A, Hoboken, NJ 07030; the Fund's accounting and transfer agency records are maintained at Mutual Shareholder Services, 1301 East Ninth Street, Suite 3600, Cleveland, OH 44114.

Item 29. Management Services
----------------------------

         There are no management service contracts not described in Part A or Part B of Form N-1A.

Item 30. Undertakings
---------------------

         Not Applicable

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has duly caused this Post-effective amendment # 1 to Registration Statement on Form N-1A to be signed on its behalf by the undersigned, hereunto duly authorized in Hoboken, NJ on the 27th day of June, 2001.

        GEMINI FUNDS, INC.


        /s/ Marcel L. Engenheiro            /s/  James R. Hocking*
        ----------------------------        ------------------------
        MARCEL L. ENGENHEIRO                JAMES R. HOCKING
        President, Treasurer                Chairman of the Board

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


NAME                                TITLE                       DATE
--------------------------------------------------------------------------------
/s/ James R. Hocking*              Chairman &
--------------------------         Director                     June 26, 2001
JAMES R. HOCKING

/s/ Marcel L. Engenheiro           President, Treasurer
--------------------------         & Director                   June 26, 2001
MARCEL L. ENGENHEIRO

/s/ Mark M. Boehme                 Secretary &
--------------------------         Director                     June 26, 2001
MARK M. BOEHME

/s/ James W. Bradshaw*             Director                     June 26, 2001
--------------------------
JAMES W. BRADSHAW

/s/ Paul F. Starita*               Director                     June 26, 2001
--------------------------
PAUL F. STARITA

/s/ Jurgen Reimnitz**              Director                     June 26, 2001
--------------------------
JURGEN REIMNITZ


* Signed by Marcel L. Engenheiro pursuant to a Power of Attorney executed on October 23, 2000 and included as Exhibit 23H to Pre-Effective Amendment # 3 to Registration Statement on Form N1-A.

** Signed by Marcel L. Engenheiro pursuant to a Power of Attorney executed on June 26, 2000 and included as Exhibit 23 hereto.